Financial liabilities - Lease liabilities (Details) - EUR (€) € in Thousands		1 Months Ended					12 Months Ended
	May 02, 2024	Apr. 30, 2024	Nov. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease Liabilities [Line Items]
Expense on lease liabilities							€ 730	€ 548	€ 424
Depreciation expense, lease							788	498	414
Interest expense on lease liabilities							61	13	10
Expense relating to short-term leases							€ 352	€ 334	€ 331
Lease facilities, Paris
Disclosure Of Lease Liabilities [Line Items]
Lease, duration period	3 years					3 years
Lease, tacit renewal period						2 years
Lease, break clause period						1 year
Decrease in lease liabilities through modification of term				€ 622
Lease facilities, Boston
Disclosure Of Lease Liabilities [Line Items]
Lease, duration period			2 years
Lease facilities, Boston | Minimum
Disclosure Of Lease Liabilities [Line Items]
Lease, extension period			1 year
Lease facilities, Boston | Maximum
Disclosure Of Lease Liabilities [Line Items]
Lease, extension period			2 years
Lease facilities, Montpellier
Disclosure Of Lease Liabilities [Line Items]
Lease, duration period		6 years			1 year
Lease, tacit renewal period		6 years
Lease, break clause period		6 months
Lease facilities
Disclosure Of Lease Liabilities [Line Items]
Lease liability, percentage of total					97.00%		93.00%	93.00%	97.00%